UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                              Washington, DC 20549

                                   FORM N-PX

         ANNUAL REPORT OF PROXY VOTING RECORD OF REGISTERED MANAGEMENT
                               INVESTMENT COMPANY

                  Investment Company Act file number 811-21652

                    Fiduciary/Claymore MLP Opportunity Fund
                    ---------------------------------------
               (Exact name of registrant as specified in charter)

                             227 West Monroe Street
                             ----------------------
                               Chicago, IL 60606
                               -----------------
              (Address of principal executive offices) (Zip code)

                             Donald C. Cacciapaglia
                             ----------------------
                             227 West Monroe Street
                             ----------------------
                               Chicago, IL 60606
                               -----------------
                    (Name and address of agent for service)

        Registrant's telephone number, including area code: 312-827-0100

                      Date of fiscal year end: November 30

             Date of reporting period: July 1, 2015 - June 30, 2016

   Form N-PX is to be used by a registered management investment company, other than a small business investment company registered on Form N-5 (ss.ss. 239.24 and 274.5 of this chapter), to file reports with the Commission, not later than August 31 of each year, containing the registrant's proxy voting record for the most recent twelve-month period ended June 30, pursuant to section 30 of the Investment Company Act of 1940 and rule 30b1-4 thereunder (17 CFR 270.30b1-4). The Commission may use the information provided on Form N-PX in its regulatory, disclosure review, inspection, and policymaking roles.

   A registrant is required to disclose the information specified by Form N-PX, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-PX unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to the Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

Item 1. Proxy Voting Record.

******************************* FORM N-Px REPORT *******************************

ICA File Number: 811-21652
Reporting Period: 07/01/2015 - 06/30/2016
FIDUCIARY/CLAYMORE MLP OPPORTUNITY FUND









=================== FIDUCIARY/CLAYMORE MLP OPPORTUNITY FUND ====================


BUCKEYE PARTNERS LP

Ticker:       BPL            Security ID:  118230101
Meeting Date: JUN 07, 2016   Meeting Type: ANNUAL
Record Date:  APR 11, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   ELECT DIRECT OLIVER G. RICHARD, III     FOR       FOR          Management
1.2   ELECT DIRECTOR CLARK C. SMITH           FOR       FOR          Management
1.3   ELECT DIRECTOR FRANK S. SOWINSKI        FOR       FOR          Management
2     THE RATIFICATION OF THE SELECTION OF    FOR       FOR          Management
      DELOITTE & TOUCHE LLP AS BUCKEYE
      PARTNERS, L.P.'S INDEPENDENT
      REGISTERED PUBLIC ACCOUNTANTS FOR 2016.


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CAPITAL PRODUCT PARTNERS LP

Ticker:       CPLP           Security ID:  Y11082107
Meeting Date: JUL 23, 2015   Meeting Type: ANNUAL
Record Date:  MAY 28, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director D. CHRISTACOPOULOS       FOR       FOR          Management
1.2   Elect Director ABEL RASTERHOFF          FOR       FOR          Management
2     PROPOSAL TO RATIFY THE APPOINTMENT OF   FOR       FOR          Management
      DELOITTE HADJIPAVLOU, SOFIANOS &
      CAMBANIS S.A. AS AUDITORS OF CAPITAL
      PRODUCT PARTNERS L.P.


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CRESTWOOD MIDSTREAM PARTNERS LP

Ticker:       CMLP           Security ID:  226378107
Meeting Date: SEP 30, 2015   Meeting Type: SPECIAL
Record Date:  AUG 24, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     The approval of the merger agreement    FOR       FOR          Management
2     THE APPROVAL OF A PROPOSAL TO ADJOURN   FOR       FOR          Management
      THE SPECIAL MEETING IF NECESSARY TO
      SOLICIT ADDITIONAL PROXIES IF THERE
      ARE NOT SUFFICIENT VOTES TO ADOPT THE
      MERGER AGREEMENT AT THE TIME OF THE
      SPECIAL MEETING.


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DCP MIDSTREAM PARTNERS LP

Ticker:       DPM            Security ID:  2311p100
Meeting Date: APR 28, 2016   Meeting Type: SPECIAL
Record Date:  MAR 08, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     TO APPROVE THE DCP MIDSTREAM PARTNERS,  FOR       FOR          Management
      LP 2016 LONG-TERM INCENTIVE PLAN (THE
      "PLAN").
2     TO APPROVE THE ADJOURNMENT OF THE       FOR       FOR          Management
      SPECIAL MEETING TO A LATER DATE OR
      DATES, IF NECESSARY OR APPROPRIATE, TO
      SOLICIT ADDITIONAL PROXIES IN THE
      EVENT THERE ARE INSUFFICIENT VOTES AT
      THE TIME OF THE SPECIAL MEETING TO
      APPROVE THE PLAN.


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GOLAR LNG PARTNERS LP

Ticker:       GMLP           Security ID:  Y2745C102
Meeting Date: SEP 23, 2015   Meeting Type: ANNUAL
Record Date:  JUL 28, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     TO ELECT ANDREW J.D. WHALLEY AS A       FOR       FOR          Management
      CLASS III DIRECTOR OF THE PARTNERSHIP
      WHOSE TERM WILL EXPIRE AT THE 2018
      ANNUAL MEETING OF LIMITED PARTNERS.
2     TO ELECT PAUL LEAND AS A CLASS III      FOR       FOR          Management
      DIRECTOR OF THE PARTNERSHIP WHOSE TERM
      WILL EXPIRE AT THE 2018 ANNUAL MEETING
      OF LIMITED PARTNERS.


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KNOT OFFSHORE PARTNERS LP

Ticker:       KNOP           Security ID:  Y48125101
Meeting Date: AUG 12, 2015   Meeting Type: ANNUAL
Record Date:  JUL 13, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     Elect Director Andrew Veveridge as a    FOR       FOR          Management
      Class II Director of Knot Offshore
      Parnters LP whose term will expire at
      the 2019 annual meeting of limited
      partners
2     IF THE UNITS BEING VOTED ARE HELD BY A  AGAINST   AGAINST      Management
      PERSON THAT IS A RESIDENT OF NORWAY
      FOR PURPOSES OF THE TAX ACT ON INCOME
      AND WEALTH, PLEASE SELECT "YES." IF
      THE UNITS BEING VOTED ARE NOT HELD BY
      A PERSON THAT IS A RESIDENT OF NORWAY
      FOR PURPOSES OF THE TAX ACT ON


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MAGELLAN MIDSTREAM PARTNERS LP

Ticker:       MMP            Security ID:  559080106
Meeting Date: APR 21, 2016   Meeting Type: ANNUAL
Record Date:  FEB 22, 2016

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   ELECT DIRECTOR WALTER R. ARNHEIM        FOR       FOR          Management
1.2   ELECT DIRECTOR PATRICK C. EILERS        FOR       FOR          Management
2     AMENDMENT OF LONG-TERM INCENTIVE PLAN   FOR       FOR          Management
3     ADVISORY RESOLUTION TO APPROVE          FOR       FOR          Management
      EXECUTIVE COMPENSATION
4     RATIFICATION OF APPOINTMENT OF          FOR       FOR          Management
      INDEPENDENT AUDITOR


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MARKWEST ENERGY PARTNERS LP

Ticker:       MWE            Security ID:  570759100
Meeting Date: DEC 01, 2015   Meeting Type: SPECIAL
Record Date:  OCT 30, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1     PROPOSAL TO APPROVE THE AGREEMENT AND   FOR       FOR          Management
      PLAN OF MERGER, DATED AS OF JULY 11,
      2015, AS SUCH AGREEMENT MAY BE AMENDED
      FROM TIME TO TIME, BY AND AMONG MPLX
      LP, MPLX GP LLC, MARATHON PETROLEUM
      CORPORATION, SAPPHIRE HOLDCO LLC AND
      MARKWEST ENERGY PARTNERS, L.P.,
2     PROPOSAL TO APPROVE, ON AN ADVISORY,    FOR       FOR          Management
      NON- BINDING BASIS, THE MERGER-RELATED
      COMPENSATION PAYMENTS THAT MAY BECOME
      PAYABLE TO MARKWEST ENERGY PARTNERS, L.
      P.'S NAMED EXECUTIVE OFFICERS IN
      CONNECTION WITH THE MERGER.
3     PROPOSAL TO APPROVE THE ADJOURNMENT OF  FOR       FOR          Management
      THE SPECIAL MEETING, IF NECESSARY TO
      SOLICIT ADDITIONAL PROXIES IF THERE
      ARE NOT SUFFICIENT VOTES TO APPROVE
      PROPOSAL 1 AT THE TIME OF THE SPECIAL
      MEETING.


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NAVIOS MARITIME MIDSTREAM PARTNERS LP

Ticker:       NAP            Security ID:  Y62134104
Meeting Date: NOV 24, 2015   Meeting Type: ANNUAL
Record Date:  OCT 12, 2015

#     Proposal                                Mgt Rec   Vote Cast    Sponsor
1.1   Elect Director Stefan Kuch              FOR       FOR          Management
1.2   Elect Director Alexander Kalafatides    FOR       FOR          Management
1.3   Elect Director Christos Kokkinis        FOR       FOR          Management
1.4   Elect Director Valsilios Mouyis         FOR       FOR          Management
2     PROPOSAL TO RATIFY THE APPOINTMENT OF   FOR       FOR          Management
      ERNST & YOUNG (HELLAS) CERTIFIED
      AUDITORS- ACCOUNTANTS S.A. AS THE
      COMPANY'S INDEPENDENT PUBLIC
      ACCOUNTANTS FOR THE FISCAL YEAR ENDING
      DECEMBER 31, 2015.

========== END NPX REPORT

                                   SIGNATURES

     Pursuant to the requirements of the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Fiduciary/Claymore MLP Opportunity Fund
---------------------------------------

By:      /s/ Donald C. Cacciapaglia
         --------------------------
Name:    Donald C. Cacciapaglia
         ----------------------
Title:   President and Chief Executive Officer
         -------------------------------------
Date:    August 17, 2016
         ---------------